General and administrative expenses - Compensation of executives and directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Key Management Personnel Compensation [Abstract]
Cash compensation		$ 3,989	[1]	$ 4,171	$ 4,162
Pension cost		202	[1]	155	158
Compensation related to options and restricted stock	[2]	2,250		4,107	6,227
Total remuneration		$ 6,441		$ 8,433	$ 10,547

[1]	Compensation for 2018 includes full year compensation for both current and former chief financial officer.
[2]	Share compensation reflects the expense recognized.